CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 34,087	$ 36,338
Trade receivables (net of allowance for doubtful accounts of $12,162 and $9,712 (unaudited) at December 31, 2016 and June 30, 2017, respectively)	114,077	107,395
Other accounts receivable and prepaid expenses	19,948	17,076
Inventories	56,158	45,647
Total current assets	224,270	206,456
NON-CURRENT ASSETS:
Deferred taxes, net	1,204	1,344
Severance pay and pension fund	5,210	4,575
Other accounts receivable	3,931	2,746
PROPERTY AND EQUIPMENT, NET	28,277	27,560
INTANGIBLE ASSETS, NET	790	1,544
Total non-current assets	39,412	37,769
Total assets	263,682	244,225
CURRENT LIABILITIES:
Short-term loan	8,000	17,000
Trade payables	90,067	68,408
Deferred revenues	3,674	2,673
Other accounts payable and accrued expenses	19,711	22,425
Total current liabilities	121,452	110,506
LONG-TERM LIABILITIES:
Accrued severance pay and pension	9,745	9,198
Other long-term payables	8,829	8,357
Total long-term liabilities	18,574	17,555
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 120,000,000 shares at December 31, 2016 and June 30, 2017; Issued: 81,250,452 and 81,425,090 shares at December 31, 2016 and June 30, 2017, respectively; Outstanding: 77,768,929 and 77,943,567 shares at December 31, 2016 and June 30, 2017, respectively.	214	214
Additional paid-in capital	410,128	409,320
Treasury shares at cost - 3,481,523 ordinary shares as of December 31, 2016 and June 30, 2017.	(20,091)	(20,091)
Accumulated other comprehensive loss	(6,018)	(7,848)
Accumulated deficits	(260,577)	(265,431)
Total shareholders' equity	123,656	116,164
Total liabilities and shareholders' equity	$ 263,682	$ 244,225